Consolidated statements of financial position - CAD ($) $ in Millions	Jan. 01, 2019	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017	Dec. 31, 2016
Current assets
Cash and temporary investments, net		$ 414	$ 509	$ 432	$ 432
Accounts receivable		1,600	1,614	1,462
Income and other taxes receivable		3	96	9
Inventories		376	380	320
Contract assets		860	757	700
Prepaid expenses		539	493	443
Current derivative assets		49	18	11
Total		3,841	3,867	3,377
Non-current assets
Property, plant and equipment, net	$ 12,100	12,091	11,368	10,464
Intangible assets, net		10,956	10,658	10,364
Goodwill, net		4,733	4,236	3,787
Contract assets		458	396	352
Other long-term assets		986	528	733
Total		29,224	27,186	25,700
Total		33,065	31,053	29,077
Current liabilities
Short-term borrowings		100	100	100
Accounts payable and accrued liabilities		2,570	2,460	2,330
Income and other taxes payable		218	34	37
Dividends payable		326	299	284
Advance billings and customer deposits		653	632	584
Provisions	100	129	78	124
Current maturities of long-term debt	800	836	1,404	1,327
Current derivative liabilities		9	33	12
Total		4,841	5,040	4,798
Non-current liabilities
Provisions	700	728	511	395
Long-term debt	13,300	13,265	12,256	11,604
Other long-term liabilities	700	738	847	736
Deferred income taxes	3,200	3,152	2,941	2,511
Total		17,883	16,555	15,246
Liabilities		22,724	21,595	20,044
Owners' equity
Common equity		10,259	9,416	9,014
Non-controlling interests	$ 100	82	42	19
Total		10,341	9,458	9,033	$ 9,033
Total		33,065	31,053	29,077
Contingent Liabilities